Income Taxes - Additional Information (Details) (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 USD ($) mo	Dec. 31, 2017 BRL (R$) mo	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 BRL (R$)
Disclosure Of Income Taxes [Line Items]
Income tax expense		$ 1,920		$ 1,613	$ 2,594
Effective tax rate		18.00%	18.00%	37.40%
Federal tax rate		35.00%	35.00%
Exceptional amount		$ 830		$ 77	$ (201)
Exceptional amount in income tax line		830
Exceptional amount in finance line		(693)		$ (3,356)
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Taxes [Line Items]
Federal tax rate	21.00%
US tax reform [member]
Disclosure Of Income Taxes [Line Items]
Remeasurement of deferred tax liabilities		$ 1,800
Federal tax rate		35.00%	35.00%
Tax contingencies under dispute		$ 1,100				R$ 3,500
Tax contingencies		$ 300				R$ 1,000
Number of monthly installments | mo		145	145
US tax reform [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Taxes [Line Items]
Federal tax rate	21.00%
Brazilian federal tax regularization program [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Taxes [Line Items]
Exceptional amount		$ 900	R$ 2,900
Exceptional amount in income tax line		900	2,800
Exceptional amount in finance line		$ 44	R$ 141